Commitments and Contingencies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Commitments and Contingencies Disclosure [Abstract]
Schedule of Supplemental Cash Flow Information Related to Operating and Financing Leases

The following table presents supplemental cash flow information related to operating and financing leases for the periods presented (in thousands):

	Nine months Ended September 30,
Cash paid for amounts included in the measurement of lease liabilities:	2024	2023
Operating cash flows from operating leases	$1,068	$1,325
Operating cash flows from financing leases	23	13
Financing cash flows from financing leases	63	53
Right-of-use assets obtained in exchange for new lease liabilities:
Operating lease	$—	$4,735

The following table presents supplemental cash flow information related to operating and financing leases for the periods presented (in thousands):

	Year Ended December 31,
Cash paid for amounts included in the measurement of lease liabilities:	2023	2022
Operating cash flows from operating leases	$1,759	$877
Operating cash flows from financing leases	101	14
Financing cash flows from financing leases	22	81
Right-of-use assets obtained in exchange for new lease liabilities:
Operating lease	$4,735	$204

Schedule of Supplemental Balance Sheet Information Related to Operating and Financing Leases

The following table presents supplemental balance sheet information related to operating and financing leases for the periods presented (in thousands, except lease term and discount rate):

	September 30,
	2024	2023
Operating leases
Right-of-use assets, net	$3,237	$4,331
Right-of-use lease liabilities, current	$1,163	$994
Right-of-use lease liabilities, noncurrent	2,161	3,229
Total operating lease liabilities	$3,324	$4,293
Financing Leases
Machinery and equipment, gross	$610	$414
Accumulated depreciation	(326)	(223)
Machinery and equipment, net	$284	$191
Current liabilities	$69	$62
Noncurrent liabilities	166	96
Total financing lease liabilities	$235	$158
Weighted average remaining lease term
Operating leases	2.4 years	3.4 years
Financing leases	3.4 years	2.9 years
Weighted average discount rate
Operating leases	11.73%	11.78%
Financing leases	11.98%	8.44%

The following table presents supplemental balance sheet information related to operating and financing leases for the periods presented (in thousands, except lease term and discount rate):

	Year Ended December 31,
	2023	2022
Operating leases
Right-of-use assets, net	$4,073	$199
Right-of-use lease liabilities, current	$1,035	$44
Right-of-use lease liabilities, noncurrent	3,037	305
Total operating lease liabilities	$4,072	$349
Financing Leases
Machinery and equipment, gross	$607	$417
Accumulated depreciation	(251)	(173)
Machinery and equipment, net	$356	$244
Current liabilities	$81	$72
Noncurrent liabilities	216	142
Total financing lease liabilities	$297	$214
Weighted average remaining lease term
Operating leases	3.2 years	4.3 years
Financing leases	3.9 years	3.5 years
Weighted average discount rate
Operating leases	11.80%	5.90%
Financing leases	12.10%	9.14%

Schedule of Future Minimum Lease Commitments

The following table presents future minimum lease commitments as of September 30, 2024 (in thousands):

	Operating Leases	Financing Leases
Year Ending December 31,
2024 (October – December)	$345	$25
2025	1,426	91
2026	1,509	88
2027	526	51
2028	16	34
2029 and thereafter	—	—
Total minimum lease payments	3,822	289
Less: amounts representing interest	(498)	(54)
Present value of net minimum lease payments	$3,324	$235

The following table presents future minimum lease commitments as of December 31, 2023 (in thousands):

	Operating Leases	Financing Leases
Year Ending December 31,
2024	$1,425	$111
2025	1,466	90
2026	1,508	88
2027	486	51
2028	3	34
2029 and thereafter	—	—
Total minimum lease payments	4,888	374
Less: amounts representing interest	(816)	(77)
Present value of net minimum lease payments	$4,072	$297